FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value measurement
Derivative liabilities	¥ (18,644)		¥ (14,918)		$ (2,703)
Impairment losses, Equity investments without readily determinable fair value	12,312	$ 1,785	5,000	¥ 0
Unrealized gains (upward adjustments)			58,643	18,687
Derivative assets	50,231				7,283
Impairment of equity investments at fair value	12,312	1,785	5,000	0
Prepayments and other current assets
Fair value measurement
Derivative assets	49,077				7,115
Other non-current assets
Fair value measurement
Derivative assets	1,154				168
Accrued expenses and other liabilities
Fair value measurement
Derivative liabilities	(5,452)		(14,918)		(790)
Other non-current liabilities
Fair value measurement
Derivative liabilities	(13,192)				(1,913)
Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Unrealized gains (upward adjustments)	0		58,643	¥ 18,687
Recurring fair value measurement | Fair Value Measurement
Fair value measurement
Derivative liabilities	(18,644)		(14,918)		(2,703)
Derivative assets	50,231				7,283
Recurring fair value measurement | Fair value adjustments
Fair value measurement
Derivative liabilities	(3,726)		(14,918)		(540)
Derivative assets	50,231				7,283
Recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Derivative liabilities	(18,644)		(14,918)
Derivative assets	50,231
Non-recurring fair value measurement
Fair value measurement
Impairment losses, Equity investments without readily determinable fair value	(12,312)	$ (1,785)	(5,000)
Impairment losses, Equity method investments			(5,691)
Derivative liabilities impairment			(10,691)
Non-recurring fair value measurement | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value	156,859		169,171		$ 22,742
Fair value			154,253
Non-recurring fair value measurement | Fair value adjustments
Fair value measurement
Equity investments without readily determinable fair value			58,643
Fair value			43,725
Non-recurring fair value measurement | Quoted price in active markets (Level 1) | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value			169,171
Fair value			169,171
Non-recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Fair value			¥ (14,918)
Non-recurring fair value measurement | Significant unobservable inputs (Level 3) | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value	¥ 156,859